Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary Compensation Table (“SCT”) Total for Stephen Bratspies(1) ($) (b)	Compensation Actually Paid to Stephen Bratspies(1)(2)(3) ($) (c)	SCT Total for Gerald W. Evans, Jr.(1) ($) (b)	Compensation Actually Paid to Gerald W. Evans, Jr.(1)(2)(3) ($) (c)	Average SCT Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions) (h)	Net Organic Sales(5) ($ Millions) (i)
							TSR ($) (f)	Peer Group TSR ($) (g)
2024	12,933,300	21,232,275	—	—	3,757,795	5,084,462	63.95	69.98	(320.40)	3,507
2023	9,814,076	5,413,551	—	—	2,105,256	1,310,293	34.66	73.42	(17.7)	5,645
2022	9,219,614	(2,040,239)	—	—	2,482,996	608,021	49.42	67.96	(127.2)	6,178
2021	11,031,249	15,420,100	—	—	2,635,061	3,264,430	122.40	104.02	77.2	6,745
2020	4,829,065	3,570,261	9,469,457	6,310,590	2,249,254	1,760,286	103.36	92.47	(75.6)	6,087

(1)
Stephen Bratspies was our PEO from August 3, 2020 to present. Gerald W. Evans, Jr. was our PEO until August 2, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
M. Scott Lewis	M. Scott Lewis	Michael E. Faircloth	M. Scott Lewis	M. Scott Lewis
W. Howard Upchurch	Michael E. Faircloth	Michael P. Dastugue	Michael P. Dastugue	Joseph W. Cavaliere
Joia M. Johnson	Michael P. Dastugue	Joseph W. Cavaliere	Joseph W. Cavaliere	Vanessa LeFebvre
Michael E. Faircloth	Joseph W. Cavaliere	Kristin L. Oliver	Vanessa LeFebvre	Michael E. Faircloth
	Jonathan Ram		Michael E. Faircloth	Kristin L. Oliver
(2)The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K, and therefore use hypothetical values and points in time when pay may not actually have been earned by or delivered to the NEOs. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
(3)Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable year. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Stephen Bratspies
Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2024	12,933,300	—	(8,284,399)	—	16,583,374	21,232,275
Non-PEO NEOs (Average)
Year	Average Summary Compensation Table Total ($)	Average Exclusion of Change in Pension Value ($)	Average Exclusion of Stock Awards and Option Awards ($)	Average Inclusion of Pension Service Cost ($)	Average Inclusion of Equity Values ($)	Average Compensation Actually Paid ($)
2024	3,757,795	—	(1,633,691)	—	2,960,358	5,084,462
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Stephen Bratspies
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Inclusion of Equity Values ($)
2024	13,116,000	3,455,145	—	12,229	—	—	16,583,374
Non-PEO NEOs (Average)
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Average Inclusion of Equity Values ($)
2024	2,085,021	510,874	285,681	78,783	—	—	2,960,358
(4)”TSR” stands for “total shareholder return.” The Peer Group TSR shown in this table utilizes the S&P 1500 Apparel, Accessories & Luxury Goods Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the S&P 1500 Apparel, Accessories & Luxury Goods Index, respectively. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance. The amount shown for the 2023 Peer Group TSR has been updated from the amount shown in the Company’s 2024 Proxy Statement ($71.93) to correct an administrative error.
(5)We determined net organic sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. This performance measure may not have been the most important financial performance measure for previous years, and we may determine a different financial performance measure to be the most important measure in future years. Net organic sales is a non-GAAP financial measure. For purposes of this disclosure, net organic sales was calculated substantially as described above in our Compensation Discussion and Analysis on page 51.

Company Selected Measure Name	Net Organic Sales
Named Executive Officers, Footnote
(1)
Stephen Bratspies was our PEO from August 3, 2020 to present. Gerald W. Evans, Jr. was our PEO until August 2, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
M. Scott Lewis	M. Scott Lewis	Michael E. Faircloth	M. Scott Lewis	M. Scott Lewis
W. Howard Upchurch	Michael E. Faircloth	Michael P. Dastugue	Michael P. Dastugue	Joseph W. Cavaliere
Joia M. Johnson	Michael P. Dastugue	Joseph W. Cavaliere	Joseph W. Cavaliere	Vanessa LeFebvre
Michael E. Faircloth	Joseph W. Cavaliere	Kristin L. Oliver	Vanessa LeFebvre	Michael E. Faircloth
	Jonathan Ram		Michael E. Faircloth	Kristin L. Oliver

Peer Group Issuers, Footnote
(4)”TSR” stands for “total shareholder return.” The Peer Group TSR shown in this table utilizes the S&P 1500 Apparel, Accessories & Luxury Goods Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the S&P 1500 Apparel, Accessories & Luxury Goods Index, respectively. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance. The amount shown for the 2023 Peer Group TSR has been updated from the amount shown in the Company’s 2024 Proxy Statement ($71.93) to correct an administrative error.

Adjustment To PEO Compensation, Footnote
(3)Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable year. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Stephen Bratspies
Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2024	12,933,300	—	(8,284,399)	—	16,583,374	21,232,275
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Stephen Bratspies
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Inclusion of Equity Values ($)
2024	13,116,000	3,455,145	—	12,229	—	—	16,583,374

Non-PEO NEO Average Total Compensation Amount	$ 3,757,795	$ 2,105,256	$ 2,482,996	$ 2,635,061	$ 2,249,254
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,084,462	1,310,293	608,021	3,264,430	1,760,286
Adjustment to Non-PEO NEO Compensation Footnote
(3)Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable year. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Non-PEO NEOs (Average)
Year	Average Summary Compensation Table Total ($)	Average Exclusion of Change in Pension Value ($)	Average Exclusion of Stock Awards and Option Awards ($)	Average Inclusion of Pension Service Cost ($)	Average Inclusion of Equity Values ($)	Average Compensation Actually Paid ($)
2024	3,757,795	—	(1,633,691)	—	2,960,358	5,084,462
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Non-PEO NEOs (Average)
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Average Inclusion of Equity Values ($)
2024	2,085,021	510,874	285,681	78,783	—	—	2,960,358

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.
Adjusted Operating Income
Average Adjusted Operating Margin
Cash Flow Fom Operations
Debt Leverage
Net Organic Sales
Relative TSR
the Initial Directors cease for any reason to constitute at least a majority of the Board.

Total Shareholder Return Amount	$ 63.95	34.66	49.42	122.4	103.36
Peer Group Total Shareholder Return Amount	69.98	73.42	67.96	104.02	92.47
Net Income (Loss)	$ (320,400,000)	$ (17,700,000)	$ (127,200,000)	$ 77,200,000	$ (75,600,000)
Company Selected Measure Amount	3,507,000,000	5,645,000,000	6,178,000,000	6,745,000,000	6,087,000,000
PEO Name	Stephen Bratspies
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow Fom Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Net Organic Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Debt Leverage
Measure:: 5
Pay vs Performance Disclosure
Name	Average Adjusted Operating Margin
Non-GAAP Measure Description
(5)We determined net organic sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. This performance measure may not have been the most important financial performance measure for previous years, and we may determine a different financial performance measure to be the most important measure in future years. Net organic sales is a non-GAAP financial measure. For purposes of this disclosure, net organic sales was calculated substantially as described above in our Compensation Discussion and Analysis on page 51.

Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
Stephen Bratspies [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,933,300	$ 9,814,076	$ 9,219,614	$ 11,031,249	$ 4,829,065
PEO Actually Paid Compensation Amount	21,232,275	5,413,551	(2,040,239)	15,420,100	3,570,261
Gerald W. Evans, Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					9,469,457
PEO Actually Paid Compensation Amount					$ 6,310,590
PEO | Stephen Bratspies [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Bratspies [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Bratspies [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,284,399)
PEO | Stephen Bratspies [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,583,374
PEO | Stephen Bratspies [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,116,000
PEO | Stephen Bratspies [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,455,145
PEO | Stephen Bratspies [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Bratspies [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,229
PEO | Stephen Bratspies [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Bratspies [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,633,691)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,960,358
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,085,021
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,874
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	285,681
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,783
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount